Share Capital and Per Share Amounts - Schedule of Common Share Capital (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Schedule of Common Share Capital [Abstract]
Balance, beginning, Share		125,407,000	69,718,000
Balance, beginning, Amount		$ 462,935	$ 164,402
Issued on exercise of share units, Share	[1]	21,000	542,000
Issued on exercise of share units, Amount	[1]	$ 161	$ 2,561
Issued on rights offering, Share	[2]		55,147,000
Issued on rights offering, Amount	[2]		$ 298,653
Share issue costs, net of tax, Share
Share issue costs, net of tax, Amount		$ (231)	$ (2,681)
Balance, ending, Share		125,428,000	125,407,000
Balance, ending, Amount		$ 462,865	$ 462,935

[1]	Differences in the number of exercised units compared to those disclosed in stock-based compensation and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 12).
[2]	On December 17, 2025, Greenfire completed a rights offering of its common shares to its shareholders.